Employee Incentive Schemes	12 Months Ended
Dec. 31, 2011
Employee Incentive Schemes [Abstract]
Employee Incentive Schemes
(5) Employee	Incentive Schemes

(a)  Stock Option Plan

In 2004, the Company adopted an employee option plan (“Plan”). Options may be granted pursuant to the Plan to any person considered by the board to be employed by the Group on a permanent basis (whether full time, part time or on a long term casual basis). Each option gives the holder the right to subscribe for one share of common stock. The total number of options that may be issued under the Plan is such maximum amount permitted by law and the Listing Rules of the Australian Securities Exchange (“ASX”). The exercise price and any exercise conditions are determined by the board at the time of grant of the options. Any exercise conditions must be satisfied before the options vest and become capable of exercise. The options lapse on such date determined by the board at the time of grant or earlier in accordance with the Plan. Options granted to date have had a term up to 10 years and generally vest in equal tranches over three years.

An option holder is not permitted to participate in a bonus issue or new issue of securities in respect of an option held prior to the issue of shares to the option holder pursuant to the exercise of an option. If Universal Biosensors changes the number of issued shares through or as a result of any consolidation, subdivision, or similar reconstruction of the issued capital of the Company, the total number of options and the exercise price of the options (as applicable) will likewise be adjusted. Options granted in 2009, 2010 and 2011 were 4,164,200, 914,500 and 3,555,500 respectively.

In accordance with ASC 718, the fair value of the option grants was estimated on the date of each grant using the Trinomial Lattice model. The assumptions for these grants were:

	Grant Date
	Nov-11	Nov-11	Sep-11	Mar-11	Feb-11	Nov-10	Nov-10	Feb-10	Nov-09	Jun-09	Jun-09	May-09	Feb-09
Exercise Price (A$)	Nil	0.89	1.00	1.37	1.38	Nil	1.58	1.6	1.72	Nil	0.94	Nil	0.5
Share Price at Grant Date (A$)	0.89	0.89	1.00	1.37	1.38	1.58	1.58	1.6	1.73	0.95	0.95	1.18	0.43
Volatility	68%	68%	69%	70%	71%	72%	72%	77%	78%	80%	80%	81%	77%
Expected Life (years)	7	7	7	7	7	7	7	7	10	10	10	10	10
Risk Free Interest Rate	3.72%	3.72%	3.89%	5.36%	5.45%	5.27%	5.27%	5.34%	5.63%	5.49%	5.49%	4.87%	4.26%
Fair Value of Option (A$)	0.89	0.52	0.59	0.83	0.83	1.58	0.96	0.99	1.13	0.95	0.62	1.04	0.28

Each of the inputs to the Trinomial Lattice model is discussed below.

Share price at valuation date

The value of the options granted in 2010 and 2011 has been determined using the closing price of our common stock trading in the form of CDIs on ASX at the time of grant of the options. The value of the options granted in 2009 have been determined using the average closing price of the Company’s common stock on the ASX on the five days on which the Company’s common stock has traded prior to the approval of grant. The ASX is the only exchange upon which our securities are quoted.

Volatility

We applied volatility having regard to the historical price change of our shares in the form of CDIs available from the ASX.

Time to Expiry

All options granted under our share option plan have a maximum 10 year term and are non-transferable.

Risk free rate

The risk free rate which we applied is equivalent to the yield on an Australian government bond with a time to expiry approximately equal to the expected time to expiry on the options being valued.

Stock option activity during the current period is as follows:

	Number of shares	Weighted average exercise price
		A$
Balance at December 31, 2010	8,539,704	0.93

Granted	3,355,500	1.25
Exercised	(181,999)	0.46
Lapsed	(295,669)	1.33

Balance at December 31, 2011	11,417,536	1.02

At December 31, 2011, the number of options exercisable was 8,011,691 (2010: 5,908,214 and 2009: 5,808,324). At December 31, 2011, total stock compensation expense recognized in income statement was A$2,255,842 (2010: A$1,677,003 and 2009: A$1,078,771).

The following table represents information relating to stock options outstanding under the plans as of December 31, 2011:

	Options Outstanding
Exercise Price	Shares	Weighted average remaining life in years	Options Exercisable Shares
A$
$0.30	1,516,770	2.00	1,516,770
$0.35	443,099	4.00	443,099
$1.18	623,000	5.20	623,000
$1.20	590,000	5.70	590,000
$1.13	—	—	—
$0.89	824,000	6.20	824,000
$0.70	224,667	6.60	224,667
$0.50	81,333	7.10	81,333
Nil	58,334	7.40	58,334
$0.94	1,201,000	7.50	1,201,000
Nil	410,000	7.50	116,663
$1.72	1,568,333	7.90	1,053,345
$1.60	50,000	5.10	33,332
$1.58	383,500	5.90	127,819
Nil	100,000	5.90	33,333
$1.37	355,000	6.20	118,330
$1.38	2,300,000	6.10	966,666
$1.00	86,000	6.70	—
$0.89	502,500	6.90	—
Nil	100,000	6.90	—

	11,417,536		8,011,691

The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from December 31, 2009. We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of 1933, as amended.

Period Ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted Average Exercise Price	Proceeds Received
		A$	A$
2009	138,327	0.60	78,998
2010	1,667,581	0.49	715,296
2011	181,999	0.46	79,504

Total	1,987,907		873,798

As of December 31, 2011, there was A$1,673,079 of unrecognized compensation expense related to unvested share-based compensation arrangements under the Employee Option Plan. This expense is expected to be recognized as follows:

Fiscal Year	A$
2012	1,208,797
2013	412,575
2014	51,707

1,673,079

The aggregate intrinsic value for all options outstanding as at December 31, 2011 was zero.

(b)  Restricted Share Plan

Our Employee Share Plan was adopted by the Board of Directors in 2009. The Employee Share Plan permits our Board to grant shares of our common stock to our employees and directors. The number of shares able to be granted is limited to the amount permitted to be granted at law, the ASX Listing Rules and by the limits on our authorized share capital in our certificate of incorporation. All our employees are eligible for shares under the Employee Plan. The Company currently proposes to continue to issue A$1,000 worth of restricted shares of common stock to employees of the Company on a recurring basis, but no more frequently than annually. The restricted shares have the same terms of issue as our existing shares of common stock but are not able to be traded until the earlier of three years from the date on which the shares are issued or the date the relevant employee ceases to be an employee of the Company or any of its associated group of companies.

The table below sets forth the restricted shares issued by the Company:

	Number of Restricted Shares Issued	Market Value of Restricted Shares Issued
November, 2009	40,670	A$	69,952
May, 2010	581	A$	999
November, 2010	47,400	A$	74,892
November, 2011	86,471	A$	76,959

Restricted stock awards activity during the current period is as follows:

	Number of shares	Weighted average issue price
		A$
Balance at December 31, 2010	82,841	1.64

Granted	86,471	0.89
Release of restricted shares	(11,549)	1.64

Balance at December 31, 2011	157,763	1.23